Segment Reporting	12 Months Ended
Dec. 31, 2017
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Segment Reporting
5.	SEGMENT REPORTING

Segment information is presented by geographical segments, consistent with the information that is available and evaluated regularly by the chief operating decision maker. AB InBev operates its business through seven business segments. Regional and operating company management is responsible for managing performance, underlying risks, and effectiveness of operations. Internally, AB InBev’s management uses performance indicators such as normalized profit from operations (normalized EBIT) and normalized EBITDA as measures of segment performance and to make decisions regarding allocation of resources.

The company’s six geographic regions: North America, Latin America West, Latin America North, Latin America South, EMEA and Asia Pacific, plus its Global Export and Holding Companies comprise the company’s seven reportable segments for financial reporting purposes.

Given the transformational nature of the transaction with SAB, that closed on 10 October 2016, and to facilitate the understanding of AB InBev’s underlying performance, AB InBev has updated its 2016 segment reporting for purposes of result announcement and internal review by management. This presentation (further referred to as the “2016 Reference base”) includes, for comparative purposes, the SAB results as from the 1st January 2016. The tables below provide the segment information per segment for the year ended 31 December 2016 and 2017 in the format that is used by management to monitor performance. The former SAB geographies: Colombia, Peru, Ecuador, Honduras and El Salvador are reported together with Mexico as Latin America West, Panama is reported within Latin America North, Africa is reported together with Europe as EMEA, and Australia, India and Vietnam are reported within Asia Pacific. Exports to countries in which AB InBev has operations following the combination, were allocated to the respective regions in the 2016 Reference Base.

The 2016 Reference Base and 2017 segment reporting exclude the results of the SAB businesses sold since the combination was completed, including the joint venture stakes in MillerCoors and CR Snow, and the sale of the Peroni, Grolsch and Meantime brands and associated businesses in Italy, the Netherlands, the UK and internationally. The 2016 Reference Base and 2017 segment reporting also exclude the results of the Central and Eastern Europe business and the stake in Distell. The results of the Central and Eastern Europe business were reported as “Results from discontinued operations” until the completion of the sale that took place on 31 March 2017. The results of Distell were reported as share of results of associates until the completion of the sale that occurred on 12 April 2017, and accordingly, are excluded from normalized EBIT and EBITDA. Furthermore, the company stopped consolidating CCBA in its consolidated financial statements as from the completion of the CCBA disposal on 4 October 2017.

The differences between the 2016 Reference base and the 2016 audited income statement as Reported represent the effect of the combination with SAB.

All figures in the tables below are stated in million US dollar, except volume (million hls) and Normalized EBITDA margin (in %).

SEGMENT REPORTING (REFERENCE BASE) - UNAUDITED

	North America		Latin America West		Latin America North		Latin America South		EMEA		Asia Pacific		Global Export and holding companies		Effect of acquisition		Consolidated
	2017	2016 Reference base	2017	2016 Reference base	2017	2016 Reference base	2017	2016 Reference base	2017	2016 Reference base	2017	2016 Reference base	2017	2016 Reference base	2017	2016 Bridge to Reported	2017	2016 Reported

Volumes	114	117	111	109	119	120	34	32	132	135	102	101	1	2	—	(116)	613	500
Revenue	15 588	15 698	9 238	8 595	9 775	8 630	3 363	2 850	10 344	9 700	7 804	7 250	332	1 218	—	(8 424)	56 444	45 517
Normalized EBITDA	6 329	6 250	4 512	3 983	4 180	3 790	1 595	1 431	3 349	2 903	2 695	2 114	(577)	(837)	—	(2 881)	22 084	16 753
Normalized EBITDA margin %	40.6%	39.8%	48.8%	46.3%	42.8%	43.9%	47.4%	50.2%	32.4%	29.9%	34.5%	29.2%					39.1%	36.8%
Depreciation, amortization and impairment	(843)	(809)	(616)	(613)	(848)	(770)	(207)	(191)	(843)	(740)	(660)	(740)	(253)	(252)	—	638	(4 270)	(3 477)
Normalized profit from operations (EBIT)	5 486	5 441	3 896	3 370	3 332	3 020	1 388	1 240	2 507	2 163	2 035	1 374	(830)	(1 089)	—	(2 243)	17 814	13 276

SEGMENT REPORTING (2016 REPORTED)

	North America			Latin America West			Latin America North			Latin America South			EMEA
	2017	2016	2015[1]	2017	2016	2015[1]	2017	2016	2015[1]	2017	2016	2015[1]	2017	2016	2015[1]

Volume	114	117	118	111	64	44	119	118	123	34	32	34	132	75	46
Revenue	15 588	15 698	15 603	9 238	5 188	4 079	9 775	8 461	9 096	3 363	2 850	3 331	10 344	6 010	4 128
Normalized EBITDA	6 329	6 250	6 172	4 512	2 376	2 002	4 180	3 751	4 709	1 595	1 431	1 593	3 349	1 774	1 142
Normalized EBITDA margin %	40.6%	39.8%	39.6%	48.8%	45.8%	49.1%	42.8%	44.3%	51.8%	47.4%	50.2%	47.8%	32.4%	29.6%	27.7%
Depreciation, amortization and impairment	(843)	(809)	(754)	(616)	(388)	(350)	(848)	(750)	(689)	(207)	(191)	(182)	(843)	(473)	(342)
Normalized profit from operations (EBIT)	5 486	5 441	5 418	3 896	1 988	1 652	3 332	3 001	4 020	1 388	1 240	1 411	2 507	1 302	800
Exceptional items (refer Note 8)	4	(29)	102	(153)	252	29	(18)	(20)	(84)	(13)	(12)	(11)	(144)	(118)	70
Profit from operations (EBIT)	5 490	5 412	5 520	3 743	2 240	1 681	3 314	2 981	3 937	1 375	1 228	1 400	2 363	1 184	870
Net finance income/(cost)
Share of results of associates and joint ventures
Income tax expense
Profit from continuing operations
Discontinued operations
Profit/(loss)

Segment assets (non-current)[2]	63 045	62 467	61 870	71 219	69 472	21 749	13 756	13 656	11 357	2 396	2 357	2 301	45 920	41 749	4 316
Gross capex	530	895	1 112	1 079	710	515	580	709	1 056	323	389	488	1 086	1 001	466
FTE[3]	19 306	19 314	16 844	48 892	51 418	32 201	38 651	40 416	39 359	9 603	9 571	9 615	26 823	43 456	11 749

[1]	2015 as Reported, adjusted to reflect the effects of SAB Combination on the AB InBev’s historical segmental information.
[2]	2016 as reported, adjusted to reflect the opening balance sheet adjustments related to the final allocation of the SAB purchase price to the individual assets acquired and liabilities assumed as required by IFRS 3 Business Combinations, which requires retrospective application of post-acquisition adjustments (see also Note 6 Acquisitions and disposals of subsidiaries).
[3]	Includes FTE from SAB retained operations at year end 2016 per AB InBev’s definition: full-time employees on a permanent or temporary basis, excluding outsourced personnel. This definition is different than the one formerly applied by SAB. The reduction in FTEs mainly results from the disposals completed during the year.

	Asia Pacific			Global Export and holding companies			Consolidated
	2017	2016	2015[1]	2017	2016	2015[1]	2017	2016	2015[1]

Volume	102	92	90	1	2	3	613	500	457
Revenue	7 804	6 074	5 784	332	1 237	1 582	56 444	45 517	43 604
Normalized EBITDA	2 695	1 639	1 444	(577)	(474)	(225)	22 084	16 753	16 839
Normalized EBITDA margin %	34.5%	27.1%	25.0%			—	39.1%	36.8%	38.6%
Depreciation, amortization and impairment	(660)	(658)	(606)	(253)	(210)	(148)	(4 270)	(3 477)	(3 071)
Normalized profit from operations (EBIT)	2 035	987	838	(830)	(683)	(373)	17 814	13 276	13 768
Exceptional items (refer Note 8)	(97)	(84)	90	(241)	(383)	(61)	(662)	(394)	136
Profit from operations (EBIT)	1 939	903	928	(1 071)	(1 066)	(434)	17 152	12 882	13 904
Net finance income/(cost)							(6 507)	(8 564)	(1 453)
Share of results of associates and joint ventures							430	16	10
Income tax expense							(1 920)	(1 613)	(2 594)
Profit from continuing operations							9 155	2 721	9 867
Discontinued operations							28	48	—
Profit/(loss)							9 183	2 769	9 867

Segment assets (non-current)[2]	24 088	22 071	12 761	1 741	1 797	1 987	222 166	213 569	116 341
Gross capex	635	837	1 166	247	379	225	4 479	4 919	5 028
FTE[3]	36 386	39 213	40 101	3 254	3 245	2 454	182 915	206 633	152 321

For the period ended 31 December 2017, net revenue from the beer business amounted to 50 301m US dollar (2016: 41 421m US dollar; 2015: 40 595m US dollar) while the net revenue from the non-beer business (soft drinks and other business) accounted for 6 143m US dollar (2016: 4 096m US dollar; 2015: 3 009m US dollar). On the same basis, net revenue from external customers attributable to AB InBev’s country of domicile (Belgium) represented 704m US dollar (2016: 687m US dollar; 2015: 690m US dollar) and non-current assets located in the country of domicile represented 1 658m US dollar (2016: 1 440m US dollar; 2015: 1 169m US dollar).

[1]	2015 as Reported, adjusted to reflect the effects of SAB Combination on the AB InBev’s historical segmental information.
[2]	2016 as reported, adjusted to reflect the opening balance sheet adjustments related to the final allocation of the SAB purchase price to the individual assets acquired and liabilities assumed as required by IFRS 3 Business Combinations, which requires retrospective application of post-acquisition adjustments (see also Note 6 Acquisitions and disposals of subsidiaries).
[3]	Includes FTE from SAB retained operations at year end 2016 per AB InBev’s definition: full-time employees on a permanent or temporary basis, excluding outsourced personnel. This definition is different than the one formerly applied by SAB. The reduction in FTEs mainly results from the disposals completed during the year.